Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 201,557	$ 148,944
Restricted cash	55,679	16
Bank deposits maturing over three months		41,667
Held-to-maturity securities		26,984
Notes receivable	9,168	2,387
Accounts receivable, net of allowance for doubtful accounts of $758 and $845 as of December 31, 2010 and 2011, respectively	31,030	24,214
Inventories	3,918	3,001
Prepaid expenses and other current assets	6,768	12,063
Deferred costs-current	524	323
Deferred income tax assets-current	1,352	941
Total current assets	309,996	260,540
Property and equipment, net	1,751	2,329
Intangible assets, net	450	675
Goodwill	541	516
Equity method investments	7,766	8,824
Deferred costs-non-current	379	515
Deferred income tax assets - non-current	455	243
Total assets	321,338	273,642
TOTAL LIABILITIES AND EQUITY
Short-term loan (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	55,193
Accounts payable (of which $1,074 and $1,222 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	1,487	1,540
Accrued expenses and other current liabilities (of which $3,503 and $3,754 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	9,313	8,848
Deferred revenue-current (of which $5,240 and $6,005 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	7,745	5,904
Dividend payable (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	33,172	77,333
Income tax payable (of which $189 and $353 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively	1,902	220
Total current liabilities	108,812	93,845
Deferred revenue-non-current (of which $777 and $401 as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	401	777
Government subsidies (of which nil as of December 31, 2010 and 2011 belonging to the consolidated VIE and VIE's subsidiaries without recourse to the Company, respectively)	1,803
Total Liabilities	111,016	94,622
Commitments (Note 24)
Equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 58,817,987 and 58,981,890 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	29	29
Additional paid-in capital	126,583	118,799
Statutory reserve	17,694	17,324
Retained earnings	36,401	28,788
Accumulated other comprehensive income	25,735	13,560
Total China Digital TV Holding Co., Ltd. shareholders' equity	206,442	178,500
Noncontrolling interest	3,880	520
Total equity	210,322	179,020
TOTAL LIABILITIES AND EQUITY	$ 321,338	$ 273,642